Capital And Reserves - Summary of Reserves Within Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Balance	€ 199,245	€ 49,956	€ 36,146
Equity-settled Share Plan to employees	24,747
Balance	320,311	199,245	49,956
Share premium [member]
Disclosure of reserves within equity [line items]
Balance	139,752	116,160
Additions	148,787	243,576
Contribution to share capital		(219,984)
Balance	288,539	139,752	116,160
Other Comprehensive Income accumulated in reserves, net of tax
Disclosure of reserves within equity [line items]
Balance	7,035	2,141	2,695
Foreign operations – foreign currency translation differences	(7,757)	4,894	(554)
Balance	(722)	7,035	€ 2,141
Equity Reserves
Disclosure of reserves within equity [line items]
Balance	0
Treasury shares acquired by the employees of the Group at fair value	27,400
Equity-settled Share Plan to employees	24,747
Balance	€ 52,147	€ 0